Restructuring and Related Charges (Tables)	12 Months Ended
Sep. 26, 2014
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Charges by Segment
Net restructuring and related charges by segment are as follows:

	Fiscal Year
	2014	2013	2012
Specialty Brands	$57.0	$5.2	$0.6
Specialty Generics	9.8	11.2	10.7
Global Medical Imaging	60.9	16.4	7.9
Corporate	1.4	3.0	—
Restructuring and related charges, net	129.1	35.8	19.2
Less: accelerated depreciation	(0.5)	(2.6)	(8.0)
Restructuring charges, net	$128.6	$33.2	$11.2

Schedule of Net Restructuring and Related Charges
Net restructuring and related charges are comprised of the following:

	Fiscal Year
	2014	2013	2012
2013 Mallinckrodt Program	$74.5	$14.9	$—
Acquisition programs	56.4	—	—
Other programs	(1.8)	20.9	19.2
Total programs	129.1	35.8	19.2
Less: non-cash charges, including impairments and accelerated share based compensation expense	(61.3)	(2.6)	(6.2)
Total charges expected to be settled in cash	$67.8	$33.2	$13.0

Schedule of Restructuring Reserves by Type of Cost
The following table summarizes cash activity for restructuring reserves, substantially all of which related to employee severance and benefits, with the exception of $8.5 million related to consulting costs associated with restructuring initiatives:

	2013 Mallinckrodt Program	Acquisition Programs	Other Programs	Total
Balance at September 30, 2011	$—	$—	$7.6	$7.6
Charges	—	—	12.8	12.8
Changes in estimate	—	—	0.2	0.2
Cash payments	—	—	(11.5)	(11.5)
Reclassifications (1)	—	—	(0.2)	(0.2)
Balance at September 28, 2012	—	—	8.9	8.9
Charges	14.9	—	20.9	35.8
Changes in estimate	—	—	(2.6)	(2.6)
Cash payments	—	—	(15.1)	(15.1)
Reclassifications (1)	—	—	(1.5)	(1.5)
Balance at September 27, 2013	14.9	—	10.6	25.5
Charges	58.2	22.9	2.5	83.6
Changes in estimate	(9.4)	(1.6)	(4.8)	(15.8)
Cash payments	(34.8)	(13.4)	(6.8)	(55.0)
Reclassifications (1)	(1.3)	—	(1.0)	(2.3)
Currency translation	(1.0)	—	(0.1)	(1.1)
Balance at September 26, 2014	$26.6	$7.9	$0.4	$34.9

(1)	Represents the reclassification of pension and other postretirement benefits from restructuring reserves to pension and postretirement obligations.

Schedule of Restructuring Charges Incurred Cumulative to Date
Net restructuring and related charges, including associated asset impairments, incurred cumulative to date related to the 2013 Mallinckrodt Program are as follows:

Specialty Brands	$1.1
Specialty Generics	11.5
Global Medical Imaging	71.5
Corporate	5.3
$89.4